Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Bond Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 0.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower Bond Index Fund - Institutional Class | United States Treasury Note/Bond 4.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Bond Index Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	73.84%	[1]
Empower Bond Index Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%	[1]
Empower Bond Index Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Empower Bond Index Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%	[1]
Empower Bond Index Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%	[1]
Empower Bond Index Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Empower Bond Index Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%	[1]
Empower Bond Index Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%	[1]
Empower Bond Index Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%	[1]
Empower Bond Index Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%	[1]
Empower Bond Index Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%	[1]
Empower Bond Index Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%	[1]
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Bond Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 0.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower Bond Index Fund - Investor Class | United States Treasury Note/Bond 4.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Bond Index Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	73.84%	[1]
Empower Bond Index Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%	[1]
Empower Bond Index Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Empower Bond Index Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%	[1]
Empower Bond Index Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%	[1]
Empower Bond Index Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Empower Bond Index Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%	[1]
Empower Bond Index Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%	[1]
Empower Bond Index Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%	[1]
Empower Bond Index Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%	[1]
Empower Bond Index Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%	[1]
Empower Bond Index Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%	[1]
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Empower Core Bond Fund - Institutional Class | U.S. Treasury Bills 4.27% [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Core Bond Fund - Institutional Class | U.S. Treasury Bills 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Core Bond Fund - Institutional Class | U.S. Treasury Bills 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower Core Bond Fund - Institutional Class | Federal National Mortgage Association 2.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower Core Bond Fund - Institutional Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Core Bond Fund - Institutional Class | United States Treasury Note/Bond 3.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Core Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	56.92%	[1]
Empower Core Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%	[1]
Empower Core Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%	[1]
Empower Core Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%	[1]
Empower Core Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%	[1]
Empower Core Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Core Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%	[1]
Empower Core Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%	[1]
Empower Core Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%	[1]
Empower Core Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%	[1]
Empower Core Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%	[1]
Empower Core Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%	[1]
Empower Core Bond Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%	[1]
Empower Core Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower Core Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 0.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Empower Core Bond Fund - Investor Class | U.S. Treasury Bills 4.27% [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Empower Core Bond Fund - Investor Class | U.S. Treasury Bills 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Core Bond Fund - Investor Class | U.S. Treasury Bills 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Empower Core Bond Fund - Investor Class | Federal National Mortgage Association 2.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower Core Bond Fund - Investor Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Core Bond Fund - Investor Class | United States Treasury Note/Bond 3.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Core Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	56.92%	[1]
Empower Core Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%	[1]
Empower Core Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%	[1]
Empower Core Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%	[1]
Empower Core Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%	[1]
Empower Core Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Core Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%	[1]
Empower Core Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%	[1]
Empower Core Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%	[1]
Empower Core Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%	[1]
Empower Core Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%	[1]
Empower Core Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%	[1]
Empower Core Bond Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%	[1]
Empower Core Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower Core Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Global Bond Fund Institutional Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bond 3.13% [Member]
Holdings [Line Items]
Percent of Total Investments	8.22%
Empower Global Bond Fund Institutional Class | Mexican Bonos 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Global Bond Fund Institutional Class | China Government Bond 3.81% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Global Bond Fund Institutional Class | Petroleos Mexicanos 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Global Bond Fund Institutional Class | United States Treasury Note/Bonds 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Global Bond Fund Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	7.71%
Empower Global Bond Fund Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.44%
Empower Global Bond Fund Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.15%
Empower Global Bond Fund Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Global Bond Fund Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Global Bond Fund Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.61%
Empower Global Bond Fund Institutional Class | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Global Bond Fund Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.09%
Empower Global Bond Fund Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Global Bond Fund Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Global Bond Fund Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.95%
Empower Global Bond Fund Institutional Class | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower Global Bond Fund Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower Global Bond Fund Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Global Bond Fund Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Global Bond Fund Institutional Class | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Global Bond Fund Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Global Bond Fund - Investor Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.13% [Member]
Holdings [Line Items]
Percent of Total Investments	8.22%
Empower Global Bond Fund - Investor Class | Mexican Bonos 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Global Bond Fund - Investor Class | China Government Bond 3.81% [Member]
Holdings [Line Items]
Percent of Total Investments	1.59%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Global Bond Fund - Investor Class | Petroleos Mexicanos 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Global Bond Fund - Investor Class | United States Treasury Note/Bonds 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Global Bond Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	7.71%
Empower Global Bond Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.44%
Empower Global Bond Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.15%
Empower Global Bond Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Global Bond Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Global Bond Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.61%
Empower Global Bond Fund - Investor Class | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Global Bond Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.09%
Empower Global Bond Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.67%
Empower Global Bond Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Global Bond Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.95%
Empower Global Bond Fund - Investor Class | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower Global Bond Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower Global Bond Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Global Bond Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Global Bond Fund - Investor Class | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.27%
Empower Global Bond Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower High Yield Bond Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower High Yield Bond Fund - Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Empower High Yield Bond Fund - Institutional Class | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower High Yield Bond Fund - Institutional Class | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Institutional Class | Tenet Healthcare Corp 6.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Institutional Class | Expand Energy Corp 6.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Institutional Class | PRA Group Inc 8.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Institutional Class | Ford Motor Credit Co LLC 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Institutional Class | Kedrion SpA 6.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Institutional Class | Clear Channel Outdoor Holdings Inc 7.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower High Yield Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Empower High Yield Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%	[1]
Empower High Yield Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Empower High Yield Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%	[1]
Empower High Yield Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.41%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Empower High Yield Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%	[1]
Empower High Yield Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
Empower High Yield Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	9.99%	[1]
Empower High Yield Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%	[1]
Empower High Yield Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%	[1]
Empower High Yield Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%	[1]
Empower High Yield Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower High Yield Bond Fund - Investor Class | CCO Holdings LLC / CCO Holdings Capital Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Empower High Yield Bond Fund - Investor Class | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower High Yield Bond Fund - Investor Class | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Investor Class | Tenet Healthcare Corp 6.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Investor Class | Expand Energy Corp 6.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower High Yield Bond Fund - Investor Class | PRA Group Inc 8.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Investor Class | Ford Motor Credit Co LLC 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Investor Class | Kedrion SpA 6.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower High Yield Bond Fund - Investor Class | Clear Channel Outdoor Holdings Inc 7.88% [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower High Yield Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Empower High Yield Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%	[1]
Empower High Yield Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Empower High Yield Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%	[1]
Empower High Yield Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.41%	[1]
Empower High Yield Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%	[1]
Empower High Yield Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Empower High Yield Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%	[1]
Empower High Yield Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
Empower High Yield Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	9.99%	[1]
Empower High Yield Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%	[1]
Empower High Yield Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%	[1]
Empower High Yield Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	17.41%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.38% [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Inflation-Protected Securities Fund - Institutional Class | United States Treasury Note/Bond 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Inflation-Protected Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.18%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%	[1]
Empower Inflation-Protected Securities Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	17.41%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.38% [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Inflation-Protected Securities Fund - Investor Class | United States Treasury Note/Bond 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Inflation-Protected Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
Empower Inflation-Protected Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
Empower Inflation-Protected Securities Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Inflation-Protected Securities Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Inflation-Protected Securities Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Empower Inflation-Protected Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower Inflation-Protected Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Inflation-Protected Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Inflation-Protected Securities Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.18%
Empower Inflation-Protected Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Inflation-Protected Securities Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower Inflation-Protected Securities Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Empower Inflation-Protected Securities Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower Multi-Sector Bond Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	3.46%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Empower Multi-Sector Bond Fund - Institutional Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Multi-Sector Bond Fund - Institutional Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Multi-Sector Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.47%
Empower Multi-Sector Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	18.61%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	10.67%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.75%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.14%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.94%	[1]
Empower Multi-Sector Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	3.46%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Empower Multi-Sector Bond Fund - Investor Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Multi-Sector Bond Fund - Investor Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Multi-Sector Bond Fund - Investor Class | Federal Home Loan Mortgage Corp 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	0.47%
Empower Multi-Sector Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	18.61%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Multi-Sector Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	10.67%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.75%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.14%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%	[1]
Empower Multi-Sector Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%	[1]
Empower Multi-Sector Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.94%	[1]
Empower Multi-Sector Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%	[1]
Empower Short Duration Bond Fund - Institutional Class | Federal National Mortgage Association 0.01% [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Short Duration Bond Fund - Institutional Class | Federal Home Loan Bank 4.32% [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Short Duration Bond Fund - Institutional Class | Bank of America Corp 6.20% [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Short Duration Bond Fund - Institutional Class | Banco Santander SA 1.72% [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Short Duration Bond Fund - Institutional Class | Morgan Stanley 3.95% [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Short Duration Bond Fund - Institutional Class | JPMorgan Chase & Co 2.60% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Short Duration Bond Fund - Institutional Class | Netflix Inc 5.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Short Duration Bond Fund - Institutional Class | Boeing Co 2.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Short Duration Bond Fund - Institutional Class | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Short Duration Bond Fund - Institutional Class | UBS AG 7.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Short Duration Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.36%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	12.43%	[1]
Empower Short Duration Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Empower Short Duration Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%	[1]
Empower Short Duration Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.89%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.24%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%	[1]
Empower Short Duration Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.71%	[1]
Empower Short Duration Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%	[1]
Empower Short Duration Bond Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.95%	[1]
Empower Short Duration Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%	[1]
Empower Short Duration Bond Fund - Institutional Class | Federal National Mortgage Association 0.01% [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Short Duration Bond Fund - Institutional Class | Federal Home Loan Bank 4.32% [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Short Duration Bond Fund - Institutional Class | Bank of America Corp 6.20% [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Short Duration Bond Fund - Institutional Class | Banco Santander SA 1.72% [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Short Duration Bond Fund - Institutional Class | Morgan Stanley 3.95% [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Short Duration Bond Fund - Institutional Class | JPMorgan Chase & Co 2.60% [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Empower Short Duration Bond Fund - Institutional Class | Netflix Inc 5.38% [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Short Duration Bond Fund - Institutional Class | Boeing Co 2.75% [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Short Duration Bond Fund - Institutional Class | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.89%
Empower Short Duration Bond Fund - Institutional Class | UBS AG 7.50% [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Short Duration Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.36%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	12.43%	[1]
Empower Short Duration Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Empower Short Duration Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%	[1]
Empower Short Duration Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%	[1]
Empower Short Duration Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.89%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.24%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%	[1]
Empower Short Duration Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.71%	[1]
Empower Short Duration Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%	[1]
Empower Short Duration Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%	[1]
Empower Short Duration Bond Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.95%	[1]
Empower Short Duration Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%	[1]
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	6.22%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	6.31%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	10.36%
Empower U.S. Government Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
Empower U.S. Government Securities Fund - Institutional Class | Resolution Funding Corp Principal Strip 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower U.S. Government Securities Fund - Institutional Class | United States Treasury Note/Bond 3.38% [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower U.S. Government Securities Fund - Institutional Class | Federal Farm Credit Banks Funding Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower U.S. Government Securities Fund - Institutional Class | Resolution Funding Corp Interest Strip Class B 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower U.S. Government Securities Fund - Institutional Class | Federal Farm Credit Banks Funding Corp 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower U.S. Government Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	95.74%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%	[1]
Empower U.S. Government Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%	[1]
Empower U.S. Government Securities Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%	[1]
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	6.22%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	6.31%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	10.36%
Empower U.S. Government Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
Empower U.S. Government Securities Fund - Investor Class | Resolution Funding Corp Principal Strip 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower U.S. Government Securities Fund - Investor Class | United States Treasury Note/Bond 3.38% [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower U.S. Government Securities Fund - Investor Class | Federal Farm Credit Banks Funding Corp 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower U.S. Government Securities Fund - Investor Class | Resolution Funding Corp Interest Strip Class B 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower U.S. Government Securities Fund - Investor Class | Federal Farm Credit Banks Funding Corp 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower U.S. Government Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	95.74%	[1]
Empower U.S. Government Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%	[1]
Empower U.S. Government Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%	[1]
Empower U.S. Government Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Empower U.S. Government Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%	[1]
Empower U.S. Government Securities Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%	[1]

[1]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.